Financial Statements

Delaware Life NY Variable Account B

December 31, 2025

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account B

Financial Statements

December 31, 2025

Contents

Audited Financial Statements

Delaware Life NY Variable Account B
Statements of Net Assets
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

MFS U.S. Government Money Market Portfolio	815,136	$815,136	$815,136	$815,136	41,753	$13.72	$19.69
MFS VIT II Global Governments Portfolio	18,977	202,510	166,994	166,994	7,317	15.99	26.08
MFS VIT II Government Securities Portfolio	92,816	1,138,036	1,004,265	1,004,265	24,479	21.96	43.65
MFS VIT II High Yield Portfolio	127,678	684,477	649,881	649,881	9,080	42.39	85.19
MFS VIT II Massachusetts Investors Growth Stock Portfolio	657,403	14,206,570	14,824,448	14,824,448	238,301	62.08	62.58
MFS VIT Total Return Series	181,210	4,254,008	4,227,623	4,227,623	203,754	20.71	20.84

The accompanying notes are an integral part of these financial statements.

5

Delaware Life NY Variable Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024

	MFS U.S. Government Money Market Portfolio	MFS VIT II Global Governments Portfolio	MFS VIT II Government Securities Portfolio
Net assets as of December 31, 2023	$275,084	$185,690	$1,334,741
Investment income (loss):
Dividend distributions	37,886	-	44,716
Investment Expenses:
Mortality and expense risk and administrative charges	(10,384)	(2,251)	(16,567)
Net investment income (loss)	27,502	(2,251)	28,149
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(2,861)	(40,559)
Change in unrealized appreciation (depreciation)	-	(5,283)	8,692
Net gain (loss) on investments	-	(8,144)	(31,867)
Net increase (decrease) in net assets from operations	27,502	(10,395)	(3,718)
Contract owner transactions:
Deposits	546,401	-	35,925
Terminations, withdrawals and annuity payments	(51,794)	(11,470)	(161,547)
Transfers between subaccounts, net	128	210	(39,021)
Maintenance charges and mortality adjustments	(605)	(231)	(1,139)
Increase (decrease) in net assets from contract transactions	494,130	(11,491)	(165,782)
Total increase (decrease) in net assets	521,632	(21,886)	(169,500)
Net assets as of December 31, 2024	$796,716	$163,804	$1,165,241
Investment income (loss):
Dividend distributions	25,847	3,012	44,541
Investment Expenses:
Mortality and expense risk and administrative charges	(8,865)	(2,161)	(14,146)
Net investment income (loss)	16,982	851	30,395
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(1,579)	(36,008)
Change in unrealized appreciation (depreciation)	-	9,199	65,848
Net gain (loss) on investments	-	7,620	29,840
Net increase (decrease) in net assets from operations	16,982	8,471	60,235
Contract owner transactions:
Deposits	840	-	-
Terminations, withdrawals and annuity payments	(1,943)	(5,577)	(140,865)
Transfers between subaccounts, net	3,112	515	(79,269)
Maintenance charges and mortality adjustments	(571)	(219)	(1,077)
Increase (decrease) in net assets from contract transactions	1,438	(5,281)	(221,211)
Total increase (decrease) in net assets	18,420	3,190	(160,976)
Net assets as of December 31, 2025	$815,136	$166,994	$1,004,265

The accompanying notes are an integral part of these financial statements.

6

Delaware Life NY Variable Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II High Yield Portfolio	MFS VIT II Massachusetts Investors Growth Stock Portfolio	MFS VIT Total Return Series
Net assets as of December 31, 2023	$697,826	$14,938,157	$4,880,749
Investment income (loss):
Dividend distributions	43,975	52,418	115,645
Investment Expenses:
Mortality and expense risk and administrative charges	(9,269)	(198,653)	(62,069)
Net investment income (loss)	34,706	(146,235)	53,576
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,313,927	223,879
Realized capital gain (loss) on investments	(6,111)	918,982	28,262
Change in unrealized appreciation (depreciation)	10,155	40,667	(7,812)
Net gain (loss) on investments	4,044	2,273,576	244,329
Net increase (decrease) in net assets from operations	38,750	2,127,341	297,905
Contract owner transactions:
Deposits	500	54,516	26,649
Terminations, withdrawals and annuity payments	(21,654)	(1,665,336)	(482,672)
Transfers between subaccounts, net	7,465	(172,498)	(77,263)
Maintenance charges and mortality adjustments	(649)	(3,785)	(2,725)
Increase (decrease) in net assets from contract transactions	(14,338)	(1,787,103)	(536,011)
Total increase (decrease) in net assets	24,412	340,238	(238,106)
Net assets as of December 31, 2024	$722,238	$15,278,395	$4,642,643
Investment income (loss):
Dividend distributions	44,700	39,003	113,034
Investment Expenses:
Mortality and expense risk and administrative charges	(8,692)	(187,154)	(55,044)
Net investment income (loss)	36,008	(148,151)	57,990
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,056,022	301,408
Realized capital gain (loss) on investments	(13,704)	647,219	38,252
Change in unrealized appreciation (depreciation)	25,864	(1,396,671)	(2,300)
Net gain (loss) on investments	12,160	1,306,570	337,360
Net increase (decrease) in net assets from operations	48,168	1,158,419	395,350
Contract owner transactions:
Deposits	-	-	900
Terminations, withdrawals and annuity payments	(105,738)	(1,437,896)	(807,147)
Transfers between subaccounts, net	(14,192)	(170,856)	(1,622)
Maintenance charges and mortality adjustments	(595)	(3,614)	(2,501)
Increase (decrease) in net assets from contract transactions	(120,525)	(1,612,366)	(810,370)
Total increase (decrease) in net assets	(72,357)	(453,947)	(415,020)
Net assets as of December 31, 2025	$649,881	$14,824,448	$4,227,623

The accompanying notes are an integral part of these financial statements.

7

Delaware Life NY Variable Account B
Notes to Financial Statements
December 31, 2025

Note 1. Organization

Delaware Life NY Variable Account B (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

MFS U.S. Government Money Market Portfolio	Initial Class
MFS VIT II Global Governments Portfolio	I Class
MFS VIT II Government Securities Portfolio	I Class
MFS VIT II High Yield Portfolio	I Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	I Class
MFS VIT Total Return Series	Initial Class

Six subaccounts are currently offered by the Separate Account, all of which had activity.

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2024 or 2025.

B. Mergers

There were no fund mergers in 2024 or 2025.

C. Liquidations

There were no fund liquidations in 2024 or 2025.

D. Name Changes

There were no name changes in 2024 or 2025.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference

8

Delaware Life NY Variable Account B
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets

MFS VIT II Global Governments Portfolio	$1,056
MFS VIT II Government Securities Portfolio	9,720
MFS VIT II High Yield Portfolio	4,718
MFS VIT II Massachusetts Investors Growth Stock Portfolio	20,052
MFS VIT Total Return Series	14,346

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of

9

Delaware Life NY Variable Account B
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

The Separate Account had no financial liabilities as of December 31, 2025.

10

Delaware Life NY Variable Account B
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Segment Disclosures

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the 2VP Finance, Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

11

Delaware Life NY Variable Account B

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

MFS U.S. Government Money Market Portfolio	$595,903	$577,483	$584,387	$62,773
MFS VIT II Global Governments Portfolio	3,786	8,216	1,408	14,075
MFS VIT II Government Securities Portfolio	48,886	239,701	56,937	217,988
MFS VIT II High Yield Portfolio	45,993	130,510	54,458	42,701
MFS VIT II Massachusetts Investors Growth Stock Portfolio	2,310,536	2,015,031	1,825,005	2,500,326
MFS VIT Total Return Series	552,724	1,003,695	373,843	617,639

12

Delaware Life NY Variable Account B
Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of 1.30% of the daily net assets attributable to Compass 2 contracts and 1.25% of the daily net assets attributable to Compass 3 contracts. These charges are reflected on the Statements of Operations and Change in Net Assets.

Distribution expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Separate Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Separate Account attributable to such contracts. No deduction is made after the seventh contract anniversary. These charges are reflected in the Statements of Operations and Change in Net Assets. No such deduction is made with respect to assets attributable to Compass 2 contracts.

Administrative charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) equal to $30 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Operations and Change in Net Assets as part of “Maintenance charges and mortality adjustments” in the Accumulation Activity section or as part of “Terminations, withdrawals and annuity payments" in the Annuitization Activity section.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 6% of certain amounts withdrawn. In no event shall the aggregate surrender charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 6% of the purchase payments made under a Compass 3 contract. The surrender charge is reflected in the Statements of Operations and Change in Net Assets as part of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

13

Delaware Life NY Variable Account B

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024, were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS U.S. Government Money Market Portfolio	29,454	(29,550)	(96)	29,426	(2,792)	26,634
MFS VIT II Global Governments Portfolio	31	(250)	(219)	58	(480)	(422)
MFS VIT II Government Securities Portfolio	116	(5,430)	(5,314)	317	(6,071)	(5,754)
MFS VIT II High Yield Portfolio	17	(1,522)	(1,505)	138	(495)	(357)
MFS VIT II Massachusetts Investors Growth Stock Portfolio	4,253	(32,447)	(28,194)	8,465	(42,185)	(33,720)
MFS VIT Total Return Series	7,655	(49,489)	(41,834)	1,833	(30,089)	(28,256)

14

Delaware Life NY Variable Account B

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2025, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS U.S. Government Money Market Portfolio
2025	41,753	13.72	19.69	815,136	3.76	1.25	1.30	2.55	2.62
2024	41,849	13.37	19.20	796,716	4.73	1.25	1.30	3.50	3.56
2023	15,215	12.91	18.55	275,084	4.49	1.25	1.30	3.25	3.30
2022	15,620	12.50	17.97	273,508	0.89	1.25	1.30	(0.12)	(0.07)
2021	28,643	12.51	17.99	507,806	-	1.25	1.30	(1.28)	(1.23)
MFS VIT II Global Governments Portfolio
2025	7,317	15.99	26.08	166,994	1.78	1.25	1.30	5.16	5.27
2024	7,536	15.19	24.80	163,804	-	1.25	1.30	(5.78)	(5.77)
2023	7,958	16.12	26.32	185,690	-	1.25	1.30	1.01	1.06
2022	9,172	15.95	26.05	208,865	1.50	1.25	1.30	(18.29)	(18.25)
2021	9,570	19.51	31.88	267,592	2.32	1.25	1.30	(8.62)	(8.57)
MFS VIT II Government Securities Portfolio
2025	24,479	21.96	43.65	1,004,265	4.06	1.25	1.30	5.64	5.68
2024	29,793	20.78	41.32	1,165,241	3.51	1.25	1.30	(0.53)	(0.48)
2023	35,547	20.88	41.54	1,334,741	1.48	1.25	1.30	2.81	2.86
2022	39,758	20.30	40.41	1,454,401	2.05	1.25	1.30	(13.38)	(13.34)
2021	41,829	23.43	46.65	1,776,833	2.22	1.25	1.30	(3.15)	(3.10)

15

Delaware Life NY Variable Account B

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II High Yield Portfolio
2025	9,080	42.39	85.19	649,881	6.60	1.25	1.30	7.25	7.29
2024	10,585	39.51	79.43	722,238	6.14	1.25	1.30	5.54	5.61
2023	10,942	37.41	75.26	697,826	5.74	1.25	1.30	10.97	11.02
2022	11,636	33.70	67.82	669,078	5.53	1.25	1.30	(11.66)	(11.62)
2021	14,869	38.13	76.77	950,253	4.80	1.25	1.30	2.16	2.21
MFS VIT II Massachusetts Investors Growth Stock Portfolio
2025	238,301	62.08	62.58	14,824,448	0.27	1.25	1.30	8.49	8.55
2024	266,495	57.22	57.65	15,278,395	0.34	1.25	1.30	14.76	14.82
2023	300,215	50.21	49.86	14,938,157	0.30	1.25	1.30	22.42	22.48
2022	344,125	41.00	40.73	13,993,103	0.10	1.25	1.30	(20.29)	(20.25)
2021	354,235	51.41	51.10	18,075,557	0.24	1.25	1.30	24.36	24.42
MFS VIT Total Return Series
2025	203,754	20.71	20.84	4,227,623	2.63	1.25	1.30	9.69	9.80
2024	245,588	18.88	18.98	4,642,643	2.40	1.25	1.30	6.37	6.39
2023	273,844	17.84	17.75	4,880,749	2.05	1.25	1.30	9.03	9.08
2022	290,378	16.35	16.28	4,744,943	1.62	1.25	1.30	(10.74)	(10.70)
2021	346,036	18.31	18.08	6,330,514	1.77	1.25	1.40	12.54	12.71

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

16

Delaware Life NY Variable Account B

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

17

KPMG LLP

Two Manhattan West

375 9th Avenue, 17th Floor

New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company and

Contract Owners of Delaware Life NY Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account B (the Separate Account) as of December 31, 2025, the related statements of operations and change in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

New York, New York
April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

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Appendix

Delaware Life NY Variable Account B

MFS U.S. Government Money Market Portfolio

MFS VIT II Global Governments Portfolio

MFS VIT II Government Securities Portfolio

MFS VIT II High Yield Portfolio

MFS VIT II Massachusetts Investors Growth Stock Portfolio

MFS VIT Total Return Series

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